UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	April 7, 2004

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total:	31,427,000

FORM 13F INFORMATION TABLE
			TITLE/		VALUE	SHARES	  VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
--------------	-----	---------	-------	----	-----   ----	----
AM STATES WTR	COM	029899101	1220	50000	21500	0	28500
AQUA AMERICA	COM	03836W103	976	45000	20000	0	25000
BEVERLY ENTER	COM	087851309	960	150000	50000	0	100000
CONSECO INCORP	COM	208464883	1158	50000	18000	0	32000
EMERITUS CORP	COM	291005106	1004	134100	74100	0	60000
GENESIS HEALTH	COM	37184D101	1218	50000	19500	0	30500
GREY WOLF IN	COM	397888108	952	230000	112000	0	118000
HEALTHCARE REIT	COM	42217K106	1218	30000	15000	0	15000
HEARST-ARGYLE	COM	453258402	1076	40000	15000	0	25000
KINDRED HEALTH	COM	494580103	1006	20000	8500	0	11500
LTC PROPERTIES	COM	502175102	2173	120000	45000	0	75000
LONESTAR TECH	COM	542312103	972	55000	30000	0	25000
MAVERICK TUBE	COM	577914104	1648	70000	25000	0	45000
MCDERMOTT INTL	COM	580037109	923	110000	50000	0	60000
NEIGHBORCARE	COM	64015Y104	1218	50000	19500	0	30500
OMEGA HC REIT	COM	681936100	1794	165000	65000	0	100000
ONEOK INCORP	COM	682680103	1353	60000	20000	0	40000
OWENS-ILLINOIS	COM	690768403	1346	96000	36000	0	60000
QUANTA SERVICES	COM	76762E102	956	135000	55000	0	80000
RH DONNELLEY	COM	74955W307	1167	25000	10000	0	15000
RANGE RESOURCES	COM	75281A109	1880	155000	70000	0	85000
ROTO-ROOTER INC	COM	778787101	1011	20000	8000	0	12000
SOUTHWEST GAS	COM	844895102	796	34000	16000	0	18000
SUPERIOR ENERGY	COM	868157108	1260	125000	45000	0	80000
TIDEWATER INC	COM	886423102	984	35000	12000	0	23000
XCEL ENERGY INC	COM	98389B100	1158	65000	20000	0	45000